UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2006
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:
Suncoast Equity Management
Address:
14502 N Dale Mabry

Suite 200

Tampa, FL 33618

13F File Number:
28-11066
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Sean Wright

Title:
Director of Operations

Phone:
813-963-0502

Sean Wright
Tampa, Fl
February 7, 2007




Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
0
Form 13F Information Table Value Total:
0


List of Other Included Managers:





No.  13F File Number
Name



	FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL SOLE
------------------------------ --------------   --------- -------- -------- --- ---- ----
AMERICAN EXPRESS CO            COM              025816109     8235   135755 SH       SOLE
AMGEN                          COM              031162100     6311    92400 SH       SOLE
ANHUESER-BUSCH  	       COM		035229103     4998   101595 SH       SOLE
BERKSHIRE HATHAWAY B           COM              084670207     9010     2458 SH       SOLE
COLGATE PALMOLIVE              COM              194162103     6163    94470 SH       SOLE
WAL-MART                       COM		931142103     2890    62585 SH       SOLE
GENERAL ELECTRIC               COM              369604103     6470   173895 SH       SOLE
HARLEY DAVIDSON INC            COM              412822108     7337   104124 SH       SOLE
ILL TOOL WORKS                 COM              452308109     6573   142330 SH       SOLE
LAB CORP AMERICA               COM              50540R409     7179    97715 SH       SOLE
MEDTRONIC INC                  COM              585066106     6540   122214 SH       SOLE
MICROSOFT                      COM              594918104     6154   206120 SH       SOLE
PATTERSON INC                  COM              703395103     5425   152785 SH       SOLE
GRAINGER                       COM              384802104     6663    95275 SH       SOLE
UNITED PAR SERVI               COM              911312106     3054    40735 SH       SOLE
MCGRAW HILL		       COM              580645109     2775    40789 SH       SOLE
BECTON DICKINSON               COM              075887109     4286    61100 SH       SOLE
PEPSICO INC                    COM              713448108     7820   125027 SH       SOLE
NIKE CL B                      COM              654106103     7848    79250 SH       SOLE
PROCTOR & GAMBLE               COM              742718109     4577    71220 SH       SOLE
3M                             COM	        88579Y101     5734    73575 SH       SOLE